RULE 24f-2 NOTICE
AMENDMENT NO. 2
Sanford C. Bernstein Fund, Inc.
767 Fifth Avenue
New York, New York 10153

1933 Act No. 33-21844


THIS FILING IS BEING AMENDED IN ORDER TO CLARIFY THE PRESENTATION ONLY OF THE CALCULATION OF FEES DUE UNDER RULE 24F-2, SO THAT A REFUND IN THE
SUM OF $29,053.77 CAN BE MADE TO OUR CUSTODIAN BANK, STATE STREET BANK AND TRUST COMPANY (CONTACT: ELIZABETH COLE (617-985-4315). THE AMENDMENT IN THIS FORMAT WAS REQUESTED BY CAROLINE MILLER AND TONY VERTUNO TO
SHOW A RECAPITULATION AT THE END OF THE "CALCULATION OF FEE" SECTION
BY THE WORD "TOTALS." VALERIE LENYEAR (202-942-8914) IN THE FILER SUPPORT SECTION IS AWAITING THIS FILING SO AS TO RELEASE THE OVERPAYMENT.

THIS SECTION OF THE FILING NOW READS:

Total Sales               $2,221,523,422
Total Redemptions         (1,158,232,201)
Net Sales                 $1,063,291,221
Fee at 1/29th of 1%       $366,654.71

PLEASE NOTE THAT THE CALCULATION OF THE OFFERING AMOUNT OF $1,063,291,221 IN THE ORIGINAL 24F-2 NOTICE WAS CORRECT. THE FEE DUE OF $366,654.71
WAS MADE IN TWO PAYMENTS -- UNDER 24F-2 NOTICE FILING ON NOVEMBER 14, 1995, THE SUM OF $212,658.24 WAS PAID; ON NOVEMBER 27, 1995, A CORRESPONDENCE SUBMISSION ADVISED THAT THE ADDITIONAL $153,996.47
(AS THE 1/29TH FEE INCREASE WAS RETROACTIVE TO NOVEMBER 14TH) WAS PAID.

1.	The fiscal year for which notice is filed:	9/30/95

2.	Number or amount of shares registered under
	the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold as of the beginning of the Registrant's fiscal year, October 1, 1995.

Short Duration Plus Portfolio                  None
Government Short Duration Portfolio            None
Intermediate Duration Portfolio                None
New York Municipal Portfolio                   None
Diversified Municipal Portfolio                None
California Municipal Portfolio                 None
International Value Portfolio                  None
Short Duration California Municipal Portfolio  None
Short Duration Diversified Municipal Portfolio None
Short Duration New York Municipal Portfolio    None
Total     None

3.	The number or amount of shares registered
	during the fiscal year ended September 30, 1994 other than pursuant to Rule 24f-2.

Short Duration Plus Portfolio                   None
Government Short Duration Portfolio             None
Intermediate Duration Portfolio                 None
New York Municipal Portfolio                    None
Diversified Municipal Portfolio                 None
California Municipal Portfolio                  None
International Value Portfolio                   None
Short Duration California Municipal Portfolio   None
Short Duration Diversified Municipal Portfolio  None
Short Duration New York Municipal Portfolio     None
Total None

4.	The number or amount of shares sold during
the fiscal year ended September 30, 1995,
in reliance on Rule 24f-2 (see attached
Computation of Fee).  $1,063,291,221

WITNESS the due execution hereof this 30th day of January, 1996.


s/Jean Margo Reid, Secretary

SANFORD C. BERNSTEIN FUND, INC.
Computation of Fee for Fiscal Year Ending September 30, 1995

                                                             Net Sales for
                                                             Computation
Portfolio                   No of Shares   Dollar Amount     ofFee
---------------------------------------------------------------------------
SHORT DURATION PLUS
Sales                       17,143,714     $  211,368,925
Redemptions                (20,098,016)      (247,997,651)
Net                         (2,954,302)    $  (36,628,726)   $ (36,628,726)

GOVERNMENT SHORT DURATION
Sales                        4,035,966     $   49,936,667
Redemptions                 (7,908,658)       (97,571,320)
Net                         (3,872,692)    $  (47,634,653)   $ (47,634,653)

INTERMEDIATE DURATION
Sales                       32,910,628     $  423,971,031
Redemptions                (16,234,351)      (208,158,283)
Net                         16,676,277     $  215,812,748    $ 215,812,748

DIVERSIFIED MUNICIPAL
Sales                       17,272,565     $  227,860,539
Redemptions                (11,652,547)      (151,552,609)
Net                          5,620,018     $   76,307,930    $  76,307,930

NEW YORK MUNICIPAL
Sales                       10,135,649     $  133,033,288
Redemptions                 (8,152,089)      (105,788,848)
Net                          1,983,560     $   27,244,440    $  27,244,440

CALIFORNIA MUNICIPAL
Sales                        6,543,550     $   86,839,805
Redemptions                 (5,752,212)       (74,831,609)
Net                            791,338     $   12,008,196    $  12,008,196

INTERNATIONAL VALUE
Sales                       48,686,189     $  753,462,868
Redemptions                 (9,815,634)      (151,573,318)
Net                         38,870,555     $  601,889,550    $ 601,889,550

SHORT DURATION
 CALIFORNIA MUNICIPAL
Sales                        7,005,347     $   87,579,193
Redemptions                 (2,041,346)       (25,629,055)
Net                          4,964,001     $   61,950,138    $  61,950,138

SHORT DURATION DIVERSIFIED
MUNICIPAL
Sales                       12,677,253     $  158,421,292
Redemptions                 (4,743,724)       (59,592,645)
Net                          7,933,529     $   98,828,647    $  98,828,647

SHORT DURATION NEW YORK
MUNICIPAL
Sales                        7,143,738     $   89,049,814
Redemptions                 (2,840,518)       (35,536,863)
Net                          4,303,220     $   53,512,951    $  53,512,951

TOTALS

TOTAL SALES         $2,221,523,422
TOTAL REDEMPTIONS   (1,158,232,201)
NET SALES           $1,063,291,221

Fee at 1/29 of 1%   $366,654.71